September 27, 2018

William Blair Investment Management, LLC
(formerly, William Blair & Company, L.L.C.)
Attention:  Heather Gardner, CIMA
150 North Riverside Plaza
Chicago, IL 60606

Re: Amendment to Schedule B


Dear Ms. Gardner:

	This letter agreement serves to amend
Schedule B ("Schedule B") to our investment sub-advisory agreement, dated January 31, 2002, as amended on March 26, 2003, December 2,
2004, April 18, 2005 and June 5, 2012 (the
"Agreement").

       The amended Schedule B reflects the
new breakpoints with respect to the sub-advisory fees. Amended Schedule B shall replace the existing Schedule B effective October 1, 2018.

	The Agreement otherwise remains
unchanged and shall continue in full force and effect.

	In the space provided below, please
acknowledge your agreement to the foregoing.

Very truly yours,

Charles Schwab Investment Management, Inc.


By:	/s/ Marie Chandoha
Name:	Marie Chandoha
Title:	President and Chief Executive Officer


ACKNOWLEDGED AND AGREED TO:

William Blair Investment Management, LLC

By:	/s/ Robert Duwa
Name:	Robert Duwa
Title:	Partner




SCHEDULE B
TO THE
INVESTMENT SUB-ADVISORY AGREEMENT
BETWEEN
CHARLES SCHWAB INVESTMENT
MANAGEMENT, INC.
AND
WILLIAM BLAIR INVESTMENT
MANAGEMENT, LLC


FEES

Fees will be accrued each day by applying to the
Net Asset Value of the Managed Assets at the
end of that day, the daily rate, using a 365-day
year, equivalent to the applicable fee percentage
set forth below ("Company Percentage").  Sub-
Adviser represents and warrants that the
Company Percentage now is and in the future
will be equal to or less than the applicable fee
percentage payable to Sub-Adviser under any
other advisory or sub-advisory agreement for
comparable investment advisory services to
mutual funds that have substantially the same
investment policies and objectives (each a
"Third Party Percentage").   If at any time, the
Company Percentage is greater than any Third
Party Percentage, the Company Percentage will be reduced to the lowest Third Party Percentage, including with respect to any advisory or sub-advisory agreement amended or entered into by Sub-Adviser after the effective date of this Schedule. Fees will be paid within 30 days following the end of each calendar quarter.

COMPANY PERCENTAGE

47 Basis Points on the first $250 million.
30 Basis Points above $250 million.

Provided however, if at any time the Net Asset
Value of the Managed Assets falls below $250 million for a period of 90 days, the Company
Percentage shall be: 55 Basis Points on the first
$150 million, 40 Basis Points on the next $100 million, 35 Basis Points on the next $50 million and 30 Basis Points above $300 million.
However, if at any time after such drop, the Net
Asset Value of the Managed Assets again
exceeds $250 million for a period of 90 days the Company Percentage shall revert to the Schedule set forth above.

Effective Date of this Schedule B:  October 1,
2018